Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Schedule of Derivative Instruments [Table Text Block]
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2016	2015	2016	2015
Current
Cash flow hedges
Power swaps	$5	$8	$2	$1
Foreign exchange forwards	-	-	12	14
	5	8	14	15
Regulatory deferral
Commodity swaps and forwards
Coal purchases	26	-	9	12
Power purchases	3	-	1	-
Natural gas purchases and sales	28	2	-	1
Heavy fuel oil purchases	6	-	4	20
Foreign exchange forwards	56	85	-	10
Physical natural gas purchases and sales	-	2	-	-
	119	89	14	43
HFT derivatives
Power swaps and physical contracts	33	151	44	119
Natural gas swaps, futures, forwards, physical contracts	93	99	357	359
Foreign exchange options	-	-	-	2
	126	250	401	480
Other derivatives
Foreign exchange forwards	-	92	1	-
	-	92	1	-
Total gross current derivatives	250	439	430	538
Impact of master netting agreements with intent to settle net or simultaneously	(105)	(189)	(105)	(189)
Total current derivatives	145	250	325	349
Long-term
Cash flow hedges
Power swaps	5	12	3	4
Foreign exchange forwards	-	-	10	27
	5	12	13	31
Regulatory deferral
Commodity swaps and forwards
Coal purchases	57	-	-	4
Power purchases	4	-	3	-
Natural gas purchases and sales	5	-	2	-
Heavy fuel oil purchases	4	-	3	17
Foreign exchange forwards	50	121	-	-
	120	121	8	21
HFT derivatives
Power swaps and physical contracts	14	13	27	28
Natural gas swaps, futures, forwards and physical contracts	18	72	127	63
Foreign exchange options	-	1	-	1
	32	86	154	92
Other derivatives
Interest rate swap	-	-	1	3
	-	-	1	3
Total gross long-term derivatives	157	219	176	147
Impact of master netting agreements with intent to settle net or simultaneously	(26)	(51)	(26)	(51)
Total long-term derivatives	131	168	150	96
Total derivatives	$276	$418	$475	$445
Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.

Offsetting Liabilities [Table Text Block]
Details of master netting agreements, shown net on the Consolidated Balance Sheets, are summarized in the following table:

	Derivative Assets		Derivative Liabilities
As at	December 31	December 31	December 31	December 31
millions of Canadian dollars	2016	2015	2016	2015
Regulatory deferral	$10	$-	$10	$-
HFT derivatives	121	240	121	240
Total impact of master netting agreements withintent to settle net or simultaneously	$131	$240	$131	$240

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2016			2015
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Realized gain (loss) in non-regulated fuel for generation and purchased power	2	-	-	5	-	-
Realized gain (loss) in operating revenue – Regulated	-	-	(12)	-	-	(9)
Realized gain (loss) in income from equity investments	-	(1)	-	-	(1)	-
Total gains (losses) in Net income	$2	$(1)	$(12)	$5	$(1)	$(9)

As at	December 31
millions of Canadian dollars			2016			2015
		Interest	Foreign		Interest	Foreign
	Power	rate	exchange	Power	rate	exchange
	swaps	swaps	forwards	swaps	swaps	forwards
Total unrealized gain (loss) in AOCI – effective portion, net of tax	$2	$-	$(22)	$4	$(1)	$(42)

The Company expects $14 million of unrealized losses currently in AOCI to be reclassified into net income within the next twelve months, as the underlying hedged transactions settle.

As at December 31, 2016, the Company had the following notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle as outlined below:

millions	2017	2018	2019	2020
Foreign exchange forwards (USD) sales	$53	$45	$30	$30
Foreign exchange forwards (EURO) purchases	3	-	-	-

Schedule Of Regulatory Deferred Gain Losses Derivatives [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars			2016			2015
	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards	Commodity swaps and forwards	Physical natural gas purchases and sales	Foreign exchange forwards
Unrealized gain (loss) in regulatory assets	$40	$-	$(2)	$(24)	$-	$(7)
Unrealized gain (loss) in regulatory liabilities	101	(1)	(30)	1	9	173
Realized (gain) loss in regulatory assets	-	-	12	(3)	-	-
Realized (gain) loss in regulatory liabilities	-	-	(8)	-	-	-
Realized (gain) loss in property, plant and equipment	-	-	-	-	-	(1)
Realized (gain) loss in inventory (1)	5	-	(44)	12	-	(44)
Realized (gain) loss in regulated fuel for generation and purchased power (2)	17	(1)	(18)	(16)	(7)	(18)
Total change derivative instruments	$163	$(2)	$(90)	$(30)	$2	$103
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period; hedging relationships that have been terminated or the hedged transaction is no longer probable.

Schedule Of Regulatory Commody Swaps Forwards [Table Text Block]
	2017	2018-2020
millions	Purchases	Purchases
Coal (metric tonnes)	-	2
Natural Gas (Mmbtu)	42	24
Heavy fuel oil (bbls)	-	1

	2017	2018-2020
Fuel purchases exposure (millions of US dollars)	$224	$240
Weighted average rate	1.0722	1.1138
% of USD requirements	120%	44%

The Company reassesses foreign exchange forecasts periodically and will enter into additional hedges or unwind existing hedges, as required.

Unrealized Gain (Loss) on Investments [Table Text Block]
For the	Year ended December 31
millions of Canadian dollars	2016	2015
Power swaps and physical contracts in non-regulated operating revenues	$(1)	$10
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues	69	5
Natural gas swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power	(7)	(3)
Foreign exchange options in other income (expenses), net	(2)	(1)
	$59	$11

Offsetting Liabilities Expected To Settle [Table Text Block]
millions	2017	2018	2019	2020	2021
Natural gas purchases (Mmbtu)	270	69	54	45	45
Natural gas sales (Mmbtu)	202	20	16	12	1
Power purchases (MWh)	3	-	-	-	-
Power sales (MWh)	4	-	-	-	-

Derivative Documentation Unmet [Table Text Block]
Other Derivatives

The Company has recognized the following realized and unrealized gains (losses) with respect to cash flow hedges which documentation requirements have not been met:

For the	Year ended December 31
millions of Canadian dollars		2016		2015
	Interest	Foreign	Interest	Foreign
	rate	exchange	rate	exchange
	swaps	forwards	swaps	forwards
Realized gain (loss) in other income (expense)	$-	$(87)	$-	$-
Unrealized gain (loss) in other income (expense)	-	-	-	92
Unrealized gain (loss) in interest expense, net	2	-	(3)	-
Total gains (losses) in net income	$2	$(87)	$(3)	$92

As at December 31, 2016, the Company had interest rate swaps in place for the $250 million non-revolving term credit facility in Brunswick Pipeline for interest payments until the debt matures in 2019.

During the year ended December 31, 2016, $1,519 million in foreign exchange forwards and swaps that were used to partially hedge proceeds for the TECO Energy acquisition settled.

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Concentration Risk

The Company's concentrations of risk consisted of the following:

As at	December 31, 2016		December 31, 2015
	millions of Canadian dollars	% of total exposure	millions of Canadian dollars	% of total exposure
Receivables, net
Regulated utilities
Residential	$315	24%	$189	20%
Commercial	170	13%	103	10%
Industrial	38	3%	29	3%
Other	69	5%	53	5%
	592	45%	374	38%
Trading group
Credit rating of A- or above	52	4%	31	3%
Credit rating of BBB- to BBB+	60	5%	22	2%
Not rated	57	4%	31	3%
	169	13%	84	8%
Other accounts receivable	253	20%	120	12%
	1,014	78%	578	58%
Derivative Instruments (current and long-term)
Credit rating of A- or above	252	20%	340	34%
Credit rating of BBB- to BBB+	1	0%	70	7%
Not rated	23	2%	8	1%
	276	22%	418	42%
	$1,290	100%	$996	100%

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2016	2015
Cash collateral provided to others	$91	$107
Cash collateral received from others	52	29